Schedule of financial liabilities by maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Derivatives	R$ 619,046	R$ 1,151,164
Lease	3,156,414	R$ 3,207,886	R$ 2,676,896
Liquidity risk [member]
Disclosure of subsidiaries [line items]
Trade payables	12,205,918
Borrowings	71,500,929
Debentures	248,925
Braskem Idesa borrowings	20,780,537
Derivatives	695,081
Loan to noncontrolling shareholders	4,894,826
Leniency agreement (Note 25)	1,490,614
Lease	3,377,242
Total	115,194,073
Liquidity risk [member] | Not later than one year [member]
Disclosure of subsidiaries [line items]
Trade payables	12,094,454
Borrowings	1,455,227
Debentures	63,883
Braskem Idesa borrowings	147,961
Derivatives	260,277
Loan to noncontrolling shareholders	(0)
Leniency agreement (Note 25)	385,073
Lease	777,410
Total	15,184,286
Liquidity risk [member] | Later than one year and not later than two years [member]
Disclosure of subsidiaries [line items]
Trade payables	111,464
Borrowings	5,872,409
Debentures	150,265
Braskem Idesa borrowings	275,968
Derivatives	232,748
Loan to noncontrolling shareholders	(0)
Leniency agreement (Note 25)	886,818
Lease	633,141
Total	8,162,814
Liquidity risk [member] | Later than two years and not later than five years [member]
Disclosure of subsidiaries [line items]
Loan to noncontrolling shareholders	(0)
Liquidity risk [member] | Later than two years and not later than five years [member] | Early paymentdebt member
Disclosure of subsidiaries [line items]
Trade payables	(0)
Borrowings	1,519,649
Debentures	34,776
Braskem Idesa borrowings	697,761
Derivatives	202,056
Leniency agreement (Note 25)	218,723
Lease	1,220,548
Total	3,893,514
Liquidity risk [member] | Later than five years [member]
Disclosure of subsidiaries [line items]
Trade payables	(0)
Borrowings	62,653,643
Braskem Idesa borrowings	19,658,847
Loan to noncontrolling shareholders	4,894,826
Lease	746,143
Total	87,953,458
Liquidity risk [member] | Carrying Amount One [Member]
Disclosure of subsidiaries [line items]
Trade payables	12,164,730
Borrowings	34,897,260
Debentures	196,918
Braskem Idesa borrowings	12,311,535
Derivatives	585,179
Loan to noncontrolling shareholders	3,646,538
Leniency agreement (Note 25)	1,123,296
Lease	3,156,414
Total	R$ 68,081,870